UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI , 53202

(Name and address of agent for service)

Conrad Goodkind; Quarles & Brady LLP, 411 East Wisconsin Avenue, Milwaukee, WI 53202

(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

SELECT VALUE FUND - SCHEDULE OF INVESTMENTS

March 31, 2006

(Unaudited)

	SHARES	VALUE
COMMON STOCK (88.3%)
Aerospace & Defense (3.3%)
Goodrich Corp.	110,000	$4,797,100
Triumph Group, Inc. (a)	76,300	3,377,038

		8,174,138
Air Freight & Logistics (1.8%)
Ryder System, Inc.	100,000	4,478,000
Airlines (1.3%)
Southwest Airlines Co.	175,000	3,148,250
Auto Components (2.3%)
Modine Manufacturing Co.	100,000	2,950,000
BorgWarner, Inc.	46,000	2,761,840

		5,711,840
Building Products (3.1%)
American Standard Cos., Inc.	110,000	4,714,600
ElkCorp	90,000	3,037,500

		7,752,100
Chemicals (4.2%)
PPG Industries, Inc.	70,000	4,434,500
Agrium, Inc. (CAD)(b)	125,000	3,153,905
RPM International, Inc.	160,000	2,870,400

		10,458,805
Commercial Banks (5.1%)
SunTrust Banks, Inc.	65,000	4,729,400
Marshall & Ilsley Corp.	105,000	4,575,900
Associated Banc-Corp	100,000	3,398,000

		12,703,300
Communications Equipment (3.6%)
Motorola, Inc.	210,000	4,811,100
SafeNet, Inc. (a)	160,000	4,236,800

		9,047,900
Computers & Peripherals (5.0%)
Seagate Technology	170,000	4,476,101
Hutchinson Technology, Inc. (a)	140,000	4,223,800
Hewlett-Packard Co.	125,000	4,112,500

		12,812,401
Construction & Engineering (1.2%)
Washington Group International, Inc.	50,000	2,869,500
Diversified Consumer Services (1.7%)
H&R Block, Inc.	200,000	4,330,000
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	150,000	4,056,000
Telefonos de Mexico SA de CV (ADR)	150,000	3,372,000

		7,428,000
Electric Utilities (1.4%)
Allegheny Energy, Inc. (a)	100,000	3,385,000
Electronic Equipment & Instruments (1.6%)
Avnet, Inc. (a)	155,000	3,933,900
Energy Equipment & Services (4.4%)
ShawCor, Ltd. (CAD)(b)	250,000	3,907,588

Grey Wolf, Inc. (a)	500,000	3,720,000
Tidewater, Inc.	61,300	3,385,599

		11,013,187
Food & Staples Retailing (1.3%)
Wal-Mart Stores, Inc.	70,000	3,306,800
Food Products (3.1%)
Smithfield Foods, Inc. (a)	150,000	4,401,000
Chiquita Brands International, Inc.	200,000	3,354,000

		7,755,000
Health Care Equipment & Supplies (1.3%)
Analogic Corp.	50,000	3,310,000
Health Care Providers & Services (3.7%)
HCA, Inc.	100,000	4,579,000
Amedisys, Inc. (a)	130,000	4,517,500

		9,096,500
Household Durables (1.7%)
WCI Communities, Inc. (a)	150,000	4,173,000
Independent Power Producers & Energy Traders (1.5%)
NRG Energy, Inc. (a)	80,000	3,617,600
Industrial Conglomerates (3.0%)
Tyco International, Ltd.	160,000	4,300,800
Carlisle Cos., Inc.	40,000	3,272,000

		7,572,800
Insurance (3.1%)
The Allstate Corp.	90,000	4,689,900
UnumProvident Corp.	150,000	3,072,000

		7,761,900
Leisure Equipment & Products (1.9%)
Brunswick Corp.	120,000	4,663,200
Media (1.6%)
CBS Corp., Class B	170,000	4,076,600
Metals & Mining (4.2%)
Oregon Steel Mills, Inc. (a)	125,000	6,396,250
Metal Management, Inc.	125,000	3,956,250

		10,352,500
Multi-Utilities (0.7%)
Wisconsin Energy Corp.	42,000	1,679,580
Oil Gas & Consumable Fuels (2.9%)
ConocoPhillips Co.	60,000	3,789,000
Anadarko Petroleum Corp.	35,000	3,535,350

		7,324,350
Paper & Forest Products (1.5%)
P.H. Glatfelter Co.	200,000	3,666,000
Pharmaceuticals (3.2%)
Pfizer, Inc.	200,000	4,984,000
Biovail Corp. (CAD)(b)	125,000	3,034,001

		8,018,001
Road & Rail (1.9%)
Union Pacific Corp.	50,000	4,667,500
Semiconductors (2.6%)
MEMC Electronic Materials, Inc. (a)	175,000	6,461,000
Specialty Retail (3.1%)
Rent-A-Center, Inc. (a)	175,000	4,478,250
United Auto Group, Inc.	75,000	3,225,000

		7,703,250

Thrifts & Mortgage Finance (3.0%)
Washington Mutual, Inc.	100,000	4,262,000
MGIC Investment Corp.	50,000	3,331,500

		7,593,500

TOTAL COMMON STOCKS (Cost $174,389,781)		$220,045,402

	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (13.3%)
U.S. GOVERNMENT AND AGENCY SECURITIES (9.2%)
U.S. Treasury Bills, 4/13/06	$20,000,000	$19,969,418
U.S. Treasury Bills, 4/6/06	3,000,000	2,997,838

		22,967,256
TIME DEPOSITS (4.1%) (+)
Brown Brothers Harriman, 4.15%	10,103,152	10,103,152

TOTAL SHORT-TERM INVESTMENTS (Cost $33,070,950)		$33,070,408

TOTAL INVESTMENTS (Cost $207,460,731) - (101.6%)		$253,115,810
Other assets and liabilities, net - (-1.6%)		(4,096,645)

TOTAL NET ASSETS - (100.0%)		$249,019,165

(a)	Non-income producing security.
(b)	Foreign-denominated security.

(+)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2006.

ADR -	American Depositary Receipt.
CAD -	Canadian issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

The accompanying Notes to the Schedules of Investments are an integral part of this Schedule.

VALUE PLUS FUND - SCHEDULE OF INVESTMENTS

March 31, 2006

(Unaudited)

	SHARES	VALUE
COMMON STOCKS (92.3%)
Aerospace & Defense (5.9%)
Cubic Corp.	375,000	$8,977,500
Applied Signal Technology, Inc.	350,000	6,940,500

		15,918,000
Airlines (1.3%)
Alaska Air Group, Inc. (a)	100,000	3,545,000
Auto Components (1.6%)
Standard Motor Products, Inc.	245,900	2,183,592
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	600,000	2,148,000

		4,331,592
Building Products (2.9%)
Apogee Enterprises, Inc.	464,700	7,844,136
Chemicals (1.9%)
Lubrizol Corp.	120,000	5,142,000
Commercial Banks (1.8%)
Chittenden Corp.	170,400	4,936,488
Communications Equipment (1.0%)
Inter-Tel, Inc.	125,000	2,680,000
Computers & Peripherals (2.9%)
Imation Corp.	180,000	7,723,800
Electronic Equipment & Instruments (2.6%)
Nam Tai Electronics, Inc.	300,000	6,873,000
Energy Equipment & Services (7.4%)
Tidewater, Inc.	160,000	8,836,800
TODCO (Class A)	185,000	7,290,850
Grey Wolf, Inc. (a)	500,000	3,720,000

		19,847,650
Food Products (0.7%)
B & G Foods, Inc.	126,600	1,825,572
Health Care Equipment & Supplies (4.7%)
Wright Medical Group, Inc. (a)	250,000	4,937,500
Orthovita, Inc. (a)	1,128,572	4,672,288
Criticare Systems, Inc. (a)(b)	625,000	2,843,750
Diagnostic Products Corp.	4,700	223,861

		12,677,399
Hotels, Restaurants & Leisure (1.8%)
Bob Evans Farms, Inc.	164,680	4,892,643
Insurance (3.3%)
UnumProvident Corp.	440,000	9,011,200
Internet Software & Services (0.8%)
Zix Corp. (a)	1,537,500	2,244,750
IT Services (2.9%)
Perot Systems Corp. (Class A) (a)	500,000	7,780,000
Leisure Equipment & Products (4.3%)
Oakley, Inc.	500,000	8,510,000
Nautilus, Inc.	200,000	2,990,000

		11,500,000

Machinery (2.1%)
Federal Signal Corp.	312,000	5,772,000
Marine (3.2%)
Genco Shipping & Trading, Ltd.	500,000	8,510,000
Metals & Mining (2.2%)
Gerdau Ameristeel Corp.	625,100	5,813,430
Oil Gas & Consumable Fuels (2.1%)
Callon Petroleum Co. (a)	275,000	5,780,500
Paper & Forest Products (2.9%)
Wausau-Mosinee Paper Corp.	550,000	7,793,500
Personal Products (1.6%)
Nu Skin Enterprises, Inc. (Class A)	250,000	4,382,500
Pharmaceuticals (8.6%)
Biovail Corp. (CAD)(c)	425,000	10,315,605
Taro Pharmaceutical Industries, Ltd. (a)	475,000	6,621,500
Par Pharmaceutical Cos., Inc. (a)	225,000	6,340,500

		23,277,605
Real Estate (0.8%)
Medical Properties Trust, Inc.	200,000	2,160,000
Road & Rail (3.8%)
Swift Transportation Co., Inc. (a)	300,000	6,519,000
RailAmerica, Inc. (a)	350,000	3,731,000

		10,250,000
Software (9.1%)
Mentor Graphics Corp. (a)	800,000	8,840,000
Novell, Inc. (a)	1,100,000	8,448,000
Parametric Technology Corp. (a)	440,000	7,185,200

		24,473,200
Specialty Retail (3.1%)
Casual Male Retail Group, Inc. (a)	850,000	8,279,000
Textiles Apparel & Luxury Goods (3.2%)
Stride Rite Corp.	598,700	8,669,176
Thrifts & Mortgage Finance (1.8%)
Provident Financial Services, Inc.	275,000	4,977,500

TOTAL COMMON STOCKS (Cost $199,865,679)		$248,911,641

	SHARES	VALUE
WARRANTS (0.4%)
Biotechnology (0.4%)
StemCells, Inc. (a)(d)(e)	575,658	$967,105
GTC Biotherapeutics, Inc. (a)(d)(e)	273,224	—
Internet Software & Services (0.0%)
Zix Corp. (a)(d)(e)	198,000	—

TOTAL WARRANTS (Cost $34,153)		$967,105

	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (6.5%)
U.S. GOVERNMENT AND AGENCY SECURITIES (1.9%)
U.S. Treasury Bills, 4/6/06	$5,000,000	$4,996,396
TIME DEPOSITS (4.6%) (+)
Brown Brothers Harriman, 4.15%	12,500,819	12,500,819

TOTAL SHORT-TERM INVESTMENTS (Cost $17,497,816)		$17,497,215

TOTAL INVESTMENTS (Cost $217,397,648) - (99.2%)		$267,375,961

Other assets and liabilities, net - (0.8%)	2,141,889

TOTAL NET ASSETS - (100.0%)	$269,517,850

(a)	Non-income producing security.
(b)	Affiliated company. See Note 5 in Notes to Schedule of Investments.
(c)	Foreign-denominated security.
(d)	Illiquid security, pursuant to the guidelines established by the Board of Directors. See Note 2(g) in Notes to Schedule of Investments.
(e)	Valued at fair value using methods determined by the Board of Directors. See Note 2(a) in Notes to Schedule of Investments.

(+)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2006.

CAD -	Canadian issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

The accompanying Notes to the Schedules of Investments are an integral part of this Schedule.

VALUE FUND - SCHEDULE OF INVESTMENTS

March 31, 2006

(Unaudited)

	SHARES	VALUE
COMMON STOCKS (93.3%)
Aerospace & Defense (0.8%)
AAR Corp. (a)	200,000	$5,696,000
Allied Defense Group, Inc. (a)	200,000	4,390,000
Ducommun, Inc. (a)	100,000	2,220,000
Applied Signal Technology, Inc.	100,000	1,983,000

		14,289,000
Air Freight & Logistics (0.2%)
AirNet Systems, Inc. (a)(b)	1,000,000	3,490,000
Airlines (2.3%)
Alaska Air Group, Inc. (a)	750,000	26,587,500
Midwest Air Group, Inc. (a)(b)	1,315,500	8,682,300
Mesa Air Group, Inc. (a)	541,200	6,191,328

		41,461,128
Auto Components (0.9%)
Hy-Drive Technologies, Ltd. (CAD) (a)(b)(c)	2,489,891	6,397,459
Superior Industries International, Inc.	250,000	4,840,000
Noble International, Ltd.	200,000	3,386,000
Hy-Drive Technologies, Ltd. (CAD) (a)(b)(c)(d)(e)(f)	190,000	414,954

		15,038,413
Biotechnology (5.9%)
Sirna Therapeutics, Inc. (a)(b)	5,000,000	33,700,000
Discovery Laboratories, Inc. (a)	2,818,500	20,659,605
Genitope Corp. (a)(b)	1,970,000	17,139,000
Isolagen, Inc. (a)(b)	2,400,000	5,448,000
Cambrex Corp.	250,000	4,885,000
OrthoLogic Corp. (a)(b)	2,029,000	4,463,800
Angiotech Pharmaceuticals, Inc. (a)	300,000	4,440,000
Third Wave Technologies, Inc. (a)	1,354,000	4,238,020
Senesco Technologies, Inc. (a)(b)	1,300,000	2,782,000
Discovery Partners International, Inc. (a)	1,058,000	2,570,940
Keryx Biopharmaceuticals, Inc. (a)	124,200	2,373,462
AP Pharma, Inc. (a)	895,000	1,790,000
Aphton Corp. (a)(b)(e)	2,733,771	396,397
Aphton Corp. (a)(b)(d)(e)	375,000	54,375

		104,940,599
Building Products (0.8%)
Maezawa Kasei Industries Co., Ltd. (JPY) (c)	200,000	3,985,384
Jacuzzi Brands, Inc. (a)	400,000	3,932,000
Patrick Industries, Inc. (a)(b)	293,525	3,484,142
Aaon, Inc. (a)	100,000	2,391,000

		13,792,526
Capital Markets (1.5%)
FirstCity Financial Corp. (a)(b)	775,000	9,230,250
Stifel Financial Corp. (a)	200,000	8,734,000
LaBranche & Co., Inc. (a)	500,000	7,905,000

		25,869,250
Chemicals (2.0%)
Sensient Technologies Corp.	1,000,000	18,050,000

Calgon Carbon Corp.	1,000,000	6,150,000
A. Schulman, Inc.	187,300	4,635,675
Omnova Solutions, Inc. (a)	700,000	4,284,000
Quaker Chemical Corp.	75,000	1,631,250

		34,750,925
Commercial Banks (3.7%)
Sterling Financial Corp.	600,000	17,400,000
Associated Banc-Corp	450,000	15,291,000
Independent Bank Corp.	186,500	5,995,975
AmeriServ Financial, Inc. (a)(d)	1,000,200	5,001,000
Renasant Corp.	108,200	3,996,908
Capital Bank Corp.	145,000	2,356,250
Simmons First National Corp. (Class A)	75,100	2,234,976
Texas United Bancshares, Inc.	100,000	2,111,000
PAB Bankshares, Inc. (d)	100,000	1,942,000
BancTrust Financial Group, Inc.	77,500	1,716,625
Merchants & Manufacturers Bancorp., Inc. (d)	46,095	1,647,896
Summit Bank Corp. (d)	100,000	1,515,000
Guaranty Financial Corp. (d)(e)	10,388	1,454,320
Vail Banks, Inc.	82,900	1,335,519
Eastern Virginia Bankshares, Inc.	54,900	1,271,484
FNB Corp.	18,338	623,125

		65,893,078
Commercial Services & Supplies (8.0%)
The Geo Group, Inc. (a)	386,900	12,899,246
SITEL Corp. (a)	3,000,000	12,600,000
Barrett Business Services, Inc. (a)(b)	440,829	11,902,383
Intersections, Inc. (a)(b)	950,000	10,744,500
Fuel-Tech N.V. (a)	661,500	10,577,385
Volt Information Sciences, Inc. (a)	334,400	10,219,264
Exponent, Inc. (a)	300,000	9,495,000
FTI Consulting, Inc. (a)	300,000	8,559,000
Central Parking Corp.	500,000	8,000,000
LESCO, Inc. (a)	403,599	6,905,579
On Assignment, Inc. (a)	465,697	5,113,353
RCM Technologies, Inc. (a)(b)	780,100	5,039,446
Bowne & Co., Inc.	300,000	5,001,000
Hudson Highland Group, Inc. (a)	250,000	4,735,000
CompuDyne Corp. (a)(b)	648,000	4,548,960
Outlook Group Corp. (b)	300,000	3,921,000
LECG Corp. (a)	200,000	3,854,000
TeleTech Holdings, Inc. (a)	300,000	3,333,000
SM&A (a)	300,000	1,950,000
CDI Corp.	61,400	1,766,478
PRG-Schultz International, Inc. (a)	1,500,000	914,700
Perma-Fix Environmental Services, Inc. (a)	150,100	286,691

		142,365,985
Communications Equipment (7.0%)
InterDigital Communications Corp. (a)(b)	3,000,000	73,560,000
Parkervision, Inc. (a)(b)	1,500,000	16,365,000
Lantronix, Inc. (a)(b)	5,000,000	11,700,000
Extreme Networks, Inc. (a)	1,500,000	7,530,000
EMS Technologies, Inc. (a)	400,000	7,212,000

Aastra Technologies, Ltd. (CAD) (a)(c)	200,000	6,171,634
Asia Pacific Wire & Cable Corp., Ltd. (a)(b)(d)	1,137,300	1,421,625
MasTec, Inc. (a)	60,000	850,200

		124,810,459
Computers & Peripherals (0.8%)
McDATA Corp. (Class A) (a)	3,000,000	13,860,000
SimpleTech, Inc. (a)	128,151	481,848

		14,341,848
Construction & Engineering (1.6%)
URS Corp. (a)	375,000	15,093,750
Comfort Systems USA, Inc.	750,000	10,125,000
Insituform Technologies, Inc. (Class A) (a)	100,000	2,660,000

		27,878,750
Diversified Consumer Services (1.6%)
Regis Corp.	400,000	13,792,000
The Princeton Review, Inc. (a)(b)	1,500,000	9,075,000
Whitney Information Network, Inc. (a)(b)(d)(e)(f)	600,000	4,590,000
Stewart Enterprises, Inc., Class A	53,900	307,769

		27,764,769
Diversified Financial Services (0.3%)
eSPEED, Inc. (Class A) (a)	500,000	3,985,000
Collection House, Ltd. (AUD) (a)(c)	1,500,000	966,197

		4,951,197
Electrical Equipment (0.9%)
Xantrex Technology, Inc. (CAD) (a)(c)	1,200,000	9,239,466
Powell Industries, Inc. (a)	300,000	6,534,000

		15,773,466
Electronic Equipment & Instruments (0.4%)
O.I. Corp. (a)(b)	245,900	3,489,321
OSI Systems, Inc. (a)	100,000	2,113,000
MOCON, Inc.	160,245	1,445,410

		7,047,731
Energy Equipment & Services (5.2%)
Input/Output, Inc. (a)	2,604,700	25,291,637
Newpark Resources, Inc. (a)	2,500,000	20,500,000
NATCO Group, Inc. (Class A) (a)	514,000	13,929,400
Gulf Island Fabrication, Inc.	500,000	11,835,000
Grey Wolf, Inc. (a)	1,250,000	9,300,000
Bristow Group, Inc. (a)	200,000	6,180,000
Matrix Service Co. (a)	500,000	5,740,000

		92,776,037
Food Products (2.3%)
John B. Sanfilippo & Son, Inc. (a)(b)	750,000	11,872,500
Riken Vitamin Co., Ltd. (JPY) (c)	400,000	10,095,173
Hanover Foods Corp. (Class A) (d)(e)	49,250	5,762,250
Poore Brothers, Inc. (a)(b)	1,740,722	4,874,022
Tasty Baking Co. (b)	426,577	3,412,616
Monterey Gourmet Foods, Inc. (a)	547,257	2,407,931
SunOpta, Inc. (a)	200,000	1,722,000

		40,146,492
Health Care Equipment & Supplies (3.8%)
STAAR Surgical Co. (a)(b)	2,000,000	17,940,000
Analogic Corp.	250,000	16,550,000

Fukuda Denshi Co., Ltd. (JPY) (c)	300,000	10,859,959
Nissui Pharmaceutical Co., Ltd. (JPY) (c)(d)	938,000	7,691,791
Osteotech, Inc. (a)(b)	1,090,000	4,774,200
Trinity Biotech (ADR) (a)	487,903	4,444,796
Medwave, Inc. (a)(b)	1,050,000	3,780,000
Medwave, Inc. (a)(b)(d)(e)(f)	149,000	455,940

		66,496,686
Health Care Providers & Services (3.4%)
PDI, Inc. (a)(b)	1,310,000	15,287,700
BioScrip, Inc. (a)	1,200,000	8,652,000
Hooper Holmes, Inc.	2,812,200	8,127,258
PAREXEL International Corp. (a)	300,000	7,932,000
National Home Health Care Corp. (b)	441,000	4,723,110
MEDTOX Scientific, Inc. (a)(b)	508,750	4,711,025
Omnicell, Inc. (a)	315,000	3,587,850
SRI/Surgical Express, Inc. (a)(b)(d)	600,000	3,534,000
Medical Staffing Network Holdings, Inc. (a)	550,000	2,865,500

		59,420,443
Hotels Restaurants & Leisure (2.2%)
Multimedia Games, Inc. (a)	1,000,000	14,880,000
Sunterra Corp. (a)	800,000	11,424,000
Buca, Inc. (a)(b)	1,200,000	6,084,000
Champps Entertainment, Inc. (a)	503,800	4,156,350
Smith & Wollensky Restaurant Group, Inc. (a)(b)	574,400	3,302,800

		39,847,150
Household Durables (0.7%)
Global-Tech Appliances, Inc. (a)(b)(d)	1,080,800	4,215,120
Levitt Corp. (Class A)	164,000	3,614,560
Cavalier Homes, Inc. (a)	425,000	2,975,000
Warderly International Holdings, Ltd. (HK) (c)	11,230,000	1,042,106

		11,846,786
Household Products (0.5%)
Oil-Dri Corp. of America (b)	450,000	9,000,000
Insurance (4.1%)
Presidential Life Corp.	1,000,000	25,410,000
SCPIE Holdings, Inc. (a)	358,000	8,771,000
Assured Guaranty, Ltd.	300,000	7,500,000
Meadowbrook Insurance Group, Inc. (a)	1,000,000	7,000,000
Clark, Inc.	500,000	5,905,000
Scottish Re Group, Ltd.	200,000	4,962,000
Phoenix Cos., Inc.	300,000	4,890,000
PMA Capital Corp. (Class A) (a)	400,000	4,072,000
Specialty Underwriters’ Alliance, Inc. (a)	225,558	1,533,794
Financial Industries Corp. (a)(e)	154,031	1,309,264
Vesta Insurance Group, Inc. (a)(b)(e)	2,000,000	980,000

		72,333,058
Internet Software & Services (0.3%)
Keynote Systems, Inc. (a)	327,100	3,742,024
Digitas, Inc. (a)	150,000	2,160,000

		5,902,024
IT Services (2.9%)
Tier Technologies, Inc. (Class B) (a)(b)	1,500,000	12,075,000
First Consulting Group, Inc. (a)(b)	1,250,000	9,237,500

Forrester Research, Inc. (a)	400,000	8,928,000
TechTeam Global, Inc. (a)(b)	500,000	5,565,000
Keane, Inc. (a)	300,000	4,725,000
Analysts International Corp. (a)(b)	1,600,000	4,464,000
Anacomp, Inc. (Class A) (a)(b)(d)(e)	350,000	3,622,500
NCI, Inc. (Class A) (a)	250,000	3,500,000

		52,117,000
Leisure Equipment & Products (0.7%)
Leapfrog Enterprises, Inc. (a)	400,000	4,248,000
K2, Inc. (a)	300,000	3,765,000
Excelligence Learning Corp. (a)(e)	371,700	2,899,260
Corgi International, Ltd. (ADR) (a)(b)	563,000	1,553,880

		12,466,140
Machinery (3.2%)
Badger Meter, Inc. (b)	395,100	22,512,798
Federal Signal Corp.	500,000	9,250,000
Robbins & Myers, Inc.	400,000	8,640,000
Met-Pro Corp.	400,000	5,296,000
MFRI, Inc. (a)(b)	442,600	4,536,650
Railpower Technologies Corp. (CAD) (a)(c)	1,000,000	3,854,060
Flanders Corp. (a)	300,000	3,504,000

		57,593,508
Marine (0.2%)
Quintana Maritime Ltd.	500,000	4,415,000
Media (3.0%)
Alliance Atlantis Communications, Inc. (Class B) (CAD) (a)(c)	900,000	27,132,580
Lions Gate Entertainment Corp. (a)	1,200,000	12,180,000
Horipro, Inc. (JPY) (c)	700,000	8,268,185
Emak Worldwide, Inc. (a)(b)(d)	528,559	4,408,182
SPAR Group, Inc. (a)(b)(d)	1,228,000	1,596,400

		53,585,347
Metals & Mining (2.6%)
High River Gold Mines, Ltd. (CAD) (a)(c)	9,500,000	19,120,418
LionOre Mining International, Ltd. (CAD) (a)(c)	1,750,000	7,793,765
Northwest Pipe Co. (a)	250,000	7,587,500
Grande Cache Coal Corp. (CAD) (a)(c)	2,000,000	4,522,097
Universal Stainless & Alloy Products, Inc. (a)	125,000	3,212,500
North American Tungsten Corporation, Ltd. (CAD) (a)(c)	1,500,000	1,862,795
Constellation Copper Corp. (CAD) (a)(c)	500,000	1,006,338
PolyMet Mining Corp. (CAD) (a)(c)	250,000	642,343
Canam Group, Inc. (Class A) (CAD) (c)	18,000	163,412

		45,911,168
Multiline Retail (0.5%)
Duckwall-ALCO Stores, Inc. (a)(b)	400,000	9,444,000
Oil Gas & Consumable Fuels (6.1%)
Sherritt International Corp. (CAD) (c)	3,000,000	27,363,823
Falcon Oil & Gas, Ltd. (CAD)(a)(c)	11,402,585	27,149,012
Clayton Williams Energy, Inc. (a)(b)	548,760	22,455,259
Plains, Exploration & Production Co. (a)	300,000	11,592,000
Far East Energy Corp. (a)(b)	5,000,000	11,350,000
Mahalo Energy, Ltd. (CAD) (a)(c)	1,000,000	4,693,388
Swift Energy Co. (a)	100,000	3,746,000

		108,349,482

Personal Products (0.5%)
Nature’s Sunshine Products, Inc.	448,000	5,600,000
Natrol, Inc. (a)(b)	1,250,000	2,625,000

		8,225,000
Pharmaceuticals (1.3%)
Andrx Corp. (a)	400,000	9,496,000
Fuji Pharmaceutical Co., Ltd. (JPY) (c)	499,000	5,978,841
ASKA Pharmaceuticals, Ltd. (JPY) (c)	500,000	4,962,610
Caraco Pharmaceutical Laboratories, Ltd. (a)	200,000	2,600,000
Emisphere Technologies, Inc. (a)	57,500	472,650
Access Pharmaceuticals, Inc. (a)(b)(e)	1,373,400	357,084

		23,867,185
Real Estate (1.3%)
Medical Properties Trust, Inc.	822,000	8,877,600
Capital Lease Funding, Inc.	700,000	7,763,000
Government Properties Trust, Inc.	750,000	7,155,000

		23,795,600
Road & Rail (1.8%)
Marten Transport, Ltd. (a)	700,000	12,663,000
RailAmerica, Inc. (a)	1,000,000	10,660,000
SCS Transportation, Inc. (a)	250,000	7,277,500
Smithway Motor Xpress Corp. (Class A) (a)	129,676	1,234,516
Dollar Thrifty Automotive Group, Inc. (a)	20,000	908,000

		32,743,016
Semiconductors (1.1%)
Skyworks Solutions, Inc. (a)	1,500,000	10,185,000
Lattice Semiconductor Corp. (a)	1,000,000	6,660,000
FSI International, Inc. (a)	500,000	2,635,000

		19,480,000
Software (3.5%)
Actuate Corp. (a)(b)	4,000,000	17,000,000
Quovadx, Inc. (a)(b)	3,700,000	11,803,000
WatchGuard Technologies, Inc. (a)(b)	2,229,305	11,369,456
PLATO Learning, Inc. (a)	750,000	7,117,500
EPIQ Systems, Inc. (a)	303,500	5,766,500
OPNET Technologies, Inc. (a)	500,000	5,360,000
ePlus, Inc. (a)	130,035	1,850,398
MetaSolv, Inc. (a)	500,000	1,530,000
Dynamics Research Corp. (a)	41,200	613,880

		62,410,734
Specialty Retail (1.4%)
Mothers Work, Inc. (a)(b)	432,400	10,386,248
Shoe Carnival, Inc. (a)	400,000	9,992,000
Rent-A-Center, Inc. (a)	200,000	5,118,000

		25,496,248
Textiles Apparel & Luxury Goods (1.1%)
Hampshire Group, Ltd. (a)(b)	465,540	9,515,637
Ashworth, Inc. (a)	608,431	6,041,720
Phoenix Footwear Group, Inc. (a)(b)	700,000	4,130,000

		19,687,357
Thrifts & Mortgage Finance (0.3%)
Franklin Bank Corp. (a)	100,000	1,923,000

B OF I Holding, Inc. (a)	200,000	1,490,000
Riverview Bancorp, Inc.	29,600	792,096
Timberland Bancorp, Inc.	20,600	580,920

		4,786,016
Trading Companies and Distributors (0.2%)
Industrial Distribution Group, Inc. (a)	250,000	2,112,500
Aceto Corp.	200,000	1,474,000

		3,586,500
Water Utilities (0.4%)
Pure Cycle Corp. (a)	539,100	7,547,400

TOTAL COMMON STOCKS (Cost $1,102,946,380)		$1,657,734,501

	SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS (0.0%)
Biotechnology (0.0%)
Aphton Corp. (a)(b)(d)(e)	2,500	$—
Household Durables (0.0%)
Ronco Corp. 5.00% (a)(b)(d)(e)(f)(g)	1,500,000	843,750

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,655,000)		$843,750

	SHARES	VALUE
WARRANTS (0.7%)
Auto Components (0.2%)
Hy-Drive Technologies, Ltd. (CAD) (a)(b)(c)(d)(e)	1,395,234	$2,628,910
Hy-Drive Technologies, Ltd. (CAD) (a)(b)(c)(d)(e)(f)	95,000	69,159

		2,698,069
Biotechnology (0.4%)
Senesco Technologies, Inc. (a)(b)(d)(e)	50,000	—
Sirna Therapuetics, Inc. (a)(b)(d)(e)	1,440,000	6,940,800
Commercial Services & Supplies (0.0%)
Waste Services, Inc. (a)(d)(e)	75,000	—
Communications Equipment (0.1%)
Parkervision, Inc. (a)(b)(d)(e)	375,000	903,750
Diversified Consumer Services (0.0%)
Whitney Information Network, Inc. (a)(b)(d)(e)(f)	300,000	765,000
Health Care Equipment & Supplies (0.0%)
Medwave, Inc. (a)(b)(d)(e)(f)	37,250	9,815
Software (0.0%)
VocalTec Communications, Ltd. (a)(d)(e)	222,500	—

TOTAL WARRANTS (Cost $0)		$11,317,434

	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (5.5%)
U.S. GOVERNMENT AND AGENCY SECURITIES (5.2%)
U.S. Treasury Bills, 4/6/06	$42,000,000	$41,969,726
U.S. Treasury Bills, 4/13/06	50,000,000	49,923,547

		91,893,273

TIME DEPOSITS (0.3%) (+)
Brown Brothers Harriman, 4.15%	5,512,349	5,512,349

TOTAL SHORT-TERM INVESTMENTS (Cost $97,411,120)		$97,405,622

TOTAL INVESTMENTS (Cost $1,206,012,500) (99.5%)		$1,767,301,307
Other assets and liabilities, net (0.5%)		8,849,680

TOTAL NET ASSETS (100.0%)		$1,776,150,987

(a)	Non-income producing security.

(b)	Affiliated company. See Note 5 in Notes to Schedule of Investments.
(c)	Foreign-denominated security.
(d)	Illiquid security, pursuant to the guidelines established by the Board of Directors. See Note 2(g) in Notes to Schedule of Investments.
(e)	Valued at fair value using methods determined by the Board of Directors. See Note 2(a) in Notes to Schedule of Investments.
(f)	Restricted security. See Note 2(h) in Notes to the Schedule of Investments.
(g)	Currently in default of the penalty payment due in cash to the preferred stockholders for the delay in the effective date of the registration statement. The registration statement covers the common stock to which the convertible preferred stock are held.

(+)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2006.

ADR -	American Depositary Receipt.
AUD -	Australian issuer.
CAD -	Canadian issuer.
HK -	Hong Kong issuer.
JPY -	Japanese issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

The accompanying Notes to Schedules of Investments are an integral part of this Schedule.

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2006 (Unaudited)

(1)	Organization

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940. The capital shares of the Select Value Fund, Value Plus Fund and Value Fund (the “Funds”), each of which is a diversified fund, were issued by the Corporation at March 31, 2006.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with their vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments:

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, lacking any sales, at the latest bid price. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange. Debt securities are stated at fair value as furnished by an independent pricing service based primarily upon information concerning market transactions and dealer quotations for similar securities, or by dealers who make markets in such securities. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board of Directors. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments. At March 31, 2006, 0.4% and 1.9% of the Value Plus and Value Funds’ net assets, respectively, were valued at their fair value using methods determined by the Board of Directors.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly paid no Federal income taxes, and no Federal income tax provision is recorded.

(c)	The Funds record security transactions no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method.

(d)	Each Fund may enter into futures contracts for hedging purposes, such as to protect against anticipated declines in the market value of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. The Funds had the following open short futures contracts at March 31, 2006:

TYPE	NUMBER OF CONTRACTS	EXPIRATION DATE	UNREALIZED LOSSES	NOTIONAL VALUE
Heartland Value Fund
Russell 2000 Index	(200)	June 2006	$(3,879,495)	$77,180,000

(e)	A short sale is a transaction in which a Fund sells a security it does not own (but has borrowed) in anticipation of a decline in the market value of that security. To complete a short sale, a Fund must borrow the security to deliver to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it in the open market at a later date. A Fund could incur a loss, which could be substantial and potentially unlimited, if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in value between those dates. A Fund must pay any dividends or interest payable to the lender of the security. All short sales must be collateralized in accordance with the applicable exchange or broker requirements. A Fund maintains the collateral in a segregated account with its custodian or broker, consisting of cash, obligations of the U.S. Government, its agencies or instrumentalities, or equity securities sufficient to collateralize its obligation on the short positions. There were no short positions held at March 31, 2006.

(f)	The Funds may write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Funds may enter into options transactions for hedging purposes, and will not use these instruments for speculation. There were no option transactions during the three-month period ended March 31, 2006.

(g)	At March 31, 2006, 0.4% and 3.5% of the Value Plus and Value Funds’ net assets, respectively, were illiquid as defined pursuant to guidelines established by the Board of Directors of the Corporation.

(h)	A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Directors. Not all restricted securities are considered to be illiquid. At March 31, 2006, the Value Fund held restricted securities representing 0.4% of net assets. The restricted securities held as of March 31, 2006 are identified below:

SECURITY	ACQUISITION DATE	ACQUISITION COST	SHARES	FAIR VALUE
Value Fund
Hy-Drive Technologies, Ltd. (Common Shares)	1/31/2006	$138,632	190,000	$414,954
Hy-Drive Technologies, Ltd. (Warrants)	1/31/2006	—	95,000	69,159
Medwave, Inc. (Common Shares)	2/17/2006	408,260	149,000	455,940
Medwave, Inc. (Warrants)	2/17/2006	—	37,250	9,815
Ronco Corporation (Convertible Preferred Shares)	6/24/2005	5,655,000	1,500,000	843,750
Whitney Information Network, Inc. (Common Shares)	11/1/2005	2,700,000	600,000	4,590,000
Whitney Information Network, Inc. (Warrants)	11/1/2005	—	300,000	765,000

(i)	The Funds invest in foreign equity securities, whose values are subject to change in market conditions, as well as changes in political and regulatory environments. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Funds may utilize forward currency exchange contracts for the purpose of hedging foreign currency risk. Under these contracts, the Funds are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.

(j)	Each Fund may purchase securities on a when-issued basis. Payment and interest terms of these securities are set out at the time a Fund enters into the commitment to purchase, but generally the securities are not issued, and delivery and payment for such obligations does not occur until a future date that may be a month or more after the purchase date. Obligations purchased on a when-issued basis involve a risk of loss if the value of the security purchased declines prior to the settlement date, and may increase fluctuation in a Fund’s net asset value. On the date a Fund enters into an agreement to purchase securities on a when-issued basis, it will record the transaction and reflect the value of the obligation in determining its net asset value. In addition, the respective Fund will segregate cash, obligations of the U.S. Government, its agencies or instrumentalities, or equity securities having a value at least equal to the Fund’s obligation under the position. There were no when-issued securities held at March 31, 2006.

(k)	Each Fund may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

(3)	Investment Transactions and Income Tax Basis Information

During the three-month period ended March 31, 2006, the cost of purchases and proceeds from sales of securities, other than short-term obligations, are noted below. During the same period there were no purchases or sales of long-term U.S. Government securities.

Fund	Cost of Purchases	Proceeds from Sales
Select Value Fund	$222,468,565	$352,225,405
Value Plus Fund	38,909,045	71,890,466
Value Fund	70,586,271	14,564,237

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Select Value Fund	$207,460,731	$47,253,816	$(1,598,737)	45,655,079
Value Plus Fund	217,397,648	51,908,469	(1,930,156)	49,978,313
Value Fund	1,210,471,518	607,323,352	(50,493,563)	556,829,789

(4)	Litigation

On July 18, 2002, pursuant to a stipulation and following a fairness hearing, the U.S. District Court for the Eastern District of Wisconsin approved a settlement of a consolidated class action brought by shareholders of the Heartland High-Yield Municipal Bond Fund and the Short Duration High-Yield Municipal Fund (together, the “High-Yield Funds”), in which the Corporation, the Advisor, the High-Yield Funds and certain other parties were named as defendants. The litigation arose out of a repricing of the securities in the High-Yield Funds in October 2000. Under the terms of the settlement, the Corporation, the Advisor, the High-Yield Funds and certain related parties were dismissed and released from all claims in the class action upon establishment of a settlement fund for the benefit of the class plaintiffs. Neither the Corporation nor any of its separate funds, directors, or officers were required to contribute to the settlement fund (although an affiliate of the Advisor did make a substantial contribution to facilitate settlement). Subsequently, all other suits filed by persons who opted out of the class action settlement were also settled without any contribution from the Corporation, its Funds, directors or officers. The High-Yield Funds, which had been in receivership since March 2001, were liquidated in December 2004.

On December 11, 2003, the SEC filed a civil complaint in United States District Court for the Eastern District of Wisconsin (Civil Action No. 03C1427) relating to the High-Yield Funds against the Advisor; William J. Nasgovitz, President of the Advisor, President and a director of the Corporation and member of the Heartland Value Fund portfolio management team; Paul T. Beste, Chief Operating Officer of the Advisor and Vice President and Secretary of the Corporation; Kevin D. Clark, an officer of the Advisor; Hugh Denison, a former director of the Corporation who presently serves as Senior Vice President of the Advisor and as a member of the portfolio management team for the Heartland Select Value Fund; certain former officers of the Advisor; and others.

The SEC alleges various violations of the federal securities laws with respect to: the pricing of securities owned by the High-Yield Funds and the related calculation of the High-Yield Funds’ net asset value per share from March 2000 to March 2001; disclosures in the prospectus; other SEC filings and promotional materials for the High-Yield Funds relating to risk management, credit quality, liquidity and pricing; breach of fiduciary duty; the sale in September and October 2000 by certain individual defendants of shares of the High-Yield Funds while in possession of material, non-public information about those funds; and the disclosure of material, non-public information to persons who effected such sales. The SEC seeks civil penalties and disgorgement of all gains received by the defendants as a result of the conduct alleged in the complaint, a permanent injunction against the defendants from further violations of the applicable federal securities laws, and such other relief as the court deems appropriate.

In February 2004, the Advisor and Messrs. Nasgovitz, Beste, Denison, and Clark filed their answers to the SEC’s complaint, denying the allegations and claims made therein and raising affirmative defenses.

The complaint does not involve the Corporation, the Heartland Select Value, Value Plus or Value Funds, any portfolio manager of the Funds (other than Mr. Nasgovitz and Mr. Denison) or any of the current independent directors of the Corporation. However, an adverse outcome for the Advisor and/or its officers named in the complaint could result in an injunction that would bar the Advisor from serving as investment advisor to the Funds or bar such officers from continuing to serve in their official capacities for the Advisor. The Advisor has advised the Funds that, if these results occur, the Advisor will seek exemptive relief from the SEC to permit it to continue serving as investment advisor to the Funds. There is no assurance that the SEC will grant such exemptive relief.

(5)	Transactions with Affiliates

The following investments are in companies deemed “affiliated” (as defined in Section (2)(a)(3) of the Investment Company Act of 1940) with the Value Plus and Value Funds; that is, the Funds held 5% or more of their outstanding voting securities during the three-month period ended March 31, 2006:

Value Plus Fund

Security Name	Share Balance at January 1, 2006	Purchases	Sales	Share Balance at March 31, 2006	Dividends	Realized Gains (Losses)
Criticare Systems, Inc.	625,000	0	0	625,000	$0	$0

					$0	$0

Value Fund

Security Name	Share Balance at January 1, 2006	Purchases	Sales	Share Balance at March 31, 2006	Dividends	Realized Gains (Losses)
Access Pharmaceuticals, Inc.	1,253,400	120,000	0	1,373,400	$0	$0
Acutate Corp.	4,000,000	0	0	4,000,000	0	0
AirNet Systems, Inc.	1,000,000	0	0	1,000,000	0	0
American Physicians Service Group, Inc.	185,649	0	185,649	0	0	1,698,143
Anacomp, Inc. (Class A)	350,000	0	0	350,000	0	0
Analysts International Corp.	1,600,000	0	0	1,600,000	0	0
Aphton Corp.	1,483,771	1,250,000	0	2,733,771	0	0
Aphton Corp.	375,000	0	0	375,000	0	0
Aphton Corp. (convertible preferred stock)	2,500	0	0	2,500	0	0
Asia Pacific Wire & Cable Corp., Ltd.	1,137,300	0	0	1,137,300	0	0
Badger Meter, Inc.	400,000	0	4,900	395,100	60,000	250,128
Barrett Business Services, Inc.	555,600	0	114,771	440,829	0	2,597,192
Buca, Inc.	1,010,000	190,000	0	1,200,000	0	0
Clayton Williams Energy, Inc.	600,000	0	51,240	548,760	0	1,080,154
CompuDyne Corp.	636,600	11,400	0	648,000	0	0
Corgi International, Ltd. (ADR)	563,000	0	0	563,000	0	0
Duckwall-ALCO Stores, Inc.	400,000	0	0	400,000	0	0
Emak Worldwide, Inc.	524,413	4,146	0	528,559	0	0
Far East Energy Corp.	5,000,000	0	0	5,000,000	0	0
First Consulting Group, Inc.	1,000,000	250,000	0	1,250,000	0	0
FirstCity Financial Corp.	479,100	295,900	0	775,000	0	0
Genitope Corp.	1,364,620	605,380	0	1,970,000	0	0
Global-Tech Appliances, Inc.	1,181,200	0	100,400	1,080,800	0	(272,885)
Hampshire Group, Ltd.	500,000	0	34,460	465,540	0	505,255
Hy-Drive Technologies, Ltd.	2,737,891	0	250,000	2,489,891	0	552,818
Hy-Drive Technologies, Ltd.	0	190,000	0	190,000	0	0
Hy-Drive Technologies, Ltd. (warrants)	1,395,234	0	0	1,395,234	0	0
Hy-Drive Technologies, Ltd. (warrants)	0	95,000	0	95,000	0	0
InterDigital Communications Corp.	3,000,000	0	0	3,000,000	0	0
Intersections, Inc.	950,000	0	0	950,000	0	0
Isolagen, Inc.	2,162,244	237,756	0	2,400,000	0	0
John B. Sanfilippo & Son, Inc.	750,000	0	0	750,000	0	0
Lantronix, Inc.	5,000,000	0	0	5,000,000	0	0
MEDTOX Scientific, Inc.	508,750	0	0	508,750	0	0
Medwave, Inc.	1,050,000	0	0	1,050,000	0	0
Medwave, Inc.	0	149,000	0	149,000	0	0
Medwave, Inc. (warrants)	0	37,250	0	37,250	0	0
MFRI, Inc.	463,200	0	20,600	442,600	0	45,725
Midwest Air Group, Inc.	1,315,500	0	0	1,315,500	0	0
Mothers Work, Inc.	525,975	0	93,575	432,400	0	1,031,412
National Home Health Care Corp.	441,000	0	0	441,000	33,075	0
Natrol, Inc.	1,250,000	0	0	1,250,000	0	0
O.I. Corp.	245,900	0	0	245,900	0	0
Oil-Dri Corp. of America	450,000	0	0	450,000	54,000	0
OrthoLogic Corp.	3,100,000	34,800	1,105,800	2,029,000	0	(3,707,536)
Osteotech, Inc.	1,090,000	0	0	1,090,000	0	0
Outlook Group Corp.	300,000	0	0	300,000	18,000	0
ParkerVision, Inc.	0	1,500,000	0	1,500,000	0	0
ParkerVision, Inc. (warrants)	0	375,000	0	375,000	0	0
Patrick Industries, Inc.	293,525	0	0	293,525	0	0
PDI, Inc.	1,134,209	175,791	0	1,310,000	0	0
Phoenix Footwear Group, Inc.	646,700	53,300	0	700,000	0	0
Poore Brothers, Inc.	1,710,622	30,100	0	1,740,722	0	0
Quovadx, Inc.	3,677,400	22,600	0	3,700,000	0	0
RCM Technologies, Inc.	780,100	0	0	780,100	0	0
Ronco Corp. (convertible preferred stock)	1,500,000	0	0	1,500,000	0	0
Senesco Technologies, Inc.	1,300,000	0	0	1,300,000	0	0
Senesco Technologies, Inc. (warrants)	50,000	0	0	50,000	0	0
Sirna Therapeutics, Inc.	5,000,000	0	0	5,000,000	0	0
Sirna Therapeutics, Inc. (warrants)	1,440,000	0	0	1,440,000	0	0
Smith & Wollensky Restaurant Group, Inc.	574,400	0	0	574,400	0	0
SPAR Group, Inc.	1,228,000	0	0	1,228,000	0	0
SRI/Surgical Express, Inc.	600,000	0	0	600,000	0	0
STAAR Surgical Co.	2,000,000	0	0	2,000,000	0	0
Tasty Baking Co.	305,200	121,377	0	426,577	19,315	0
TechTeam Global, Inc.	8,900	491,100	0	500,000	0	0
The Princeton Review, Inc.	1,200,000	300,000	0	1,500,000	0	0
Tier Technologies, Inc. (Class B)	1,000,000	500,000	0	1,500,000	0	0
Vesta Insurance Group, Inc.	2,000,000	0	0	2,000,000	0	0
WatchGuard Technologies, Inc.	2,229,305	0	0	2,229,305	0	0
Whitney Information Network, Inc.	600,000	0	0	600,000	0	0
Whitney Information Network, Inc. (warrants)	300,000	0	0	300,000	0	0

					$184,390	$3,780,406

Item 2. Controls and Procedures.

(a) The registrant’s management, with the participation of its principal executive officer and principal financial officer has evaluated effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as conducted within 90 days of the filing date of this report. Based on such evaluation, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Heartland Group, Inc.

By (Signature and Title)	*/s/ Eric J. Miller
Eric J. Miller, Chief Executive Officer

Date May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	*/s/ Eric J. Miller
Eric J. Miller, Chief Executive Officer

Date May 22, 2006

By (Signature and Title)	*/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Accounting Officer

Date May 22, 2006

*	Print the name and title of each signing officer under his or her signature.

CERTIFICATIONS

I, Eric J. Miller, certify that:

1.	I have reviewed this report on Form N-Q of Heartland Group, Inc. (the “registrant”);

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

May 22, 2006	/s/ Eric J. Miller
Date	Eric J. Miller
Chief Executive Officer

CERTIFICATIONS

I, Christopher E. Sabato, certify that:

1.	I have reviewed this report on Form N-Q of Heartland Group, Inc. (the “registrant”);

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

May 22, 2006	/s/ Christopher E. Sabato
Date	Christopher E. Sabato
Treasurer and Principal Accounting Officer